UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab Target 2010 Index Fund

Portfolio Holdings as of June 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
95.9%	Other Investment Companies	4,326,107	4,442,357
1.6%	Short-Term Investments	73,086	73,086
97.5%	Total Investments	4,399,193	4,515,443
2.5%	Other Assets and Liabilities, Net		117,658
100.0%	Net Assets		4,633,101

Security	Number of Shares	Value ($)
Other Investment Companies 95.9% of net assets

U.S. Stocks 26.5%
Large-Cap 24.9%
Schwab U.S. Large-Cap ETF (a)	19,989	1,154,765
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF (a)	1,118	71,451
		1,226,216

International Stock 9.5%
Developed-Market Large-Cap 9.5%
Schwab International Equity ETF (a)	13,866	440,661

Real Assets 1.1%
Real Estate 1.1%
Schwab U.S. REIT ETF (a)	1,238	51,018

Fixed Income 56.1%
Inflation-Protected Bond 6.3%
Schwab U.S. TIPS ETF (a)	5,301	291,873
Intermediate-Term Bond 41.2%
Schwab U.S. Aggregate Bond ETF (a)	36,565	1,910,521
Treasury Bond 8.6%
Schwab Short-Term U.S. Treasury ETF (a)	7,845	395,545
		2,597,939

Security	Number of Shares	Value ($)
Money Market Fund 2.7%
Schwab Variable Share Price Money Fund, Ultra Shares 1.02% (a)(b)	126,497	126,523
Total Other Investment Companies
(Cost $4,326,107)		4,442,357
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.6% of net assets

Time Deposits 1.6%
BNP Paribas
0.58%, 07/03/17 (c)	26,776	26,776
JPMorgan Chase Bank
0.58%, 07/03/17 (c)	46,310	46,310
Total Short-Term Investments
(Cost $73,086)		73,086

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $4,404,118 and the unrealized appreciation and depreciation were $113,045 and ($1,720), respectively, with a net unrealized appreciation of $111,325.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$4,442,357	$—	$—	$4,442,357
Short-Term Investments[1]	—	73,086	—	73,086
Total	$4,442,357	$73,086	$—	$4,515,443
[1]	As categorized in Portfolio Holdings.

Schwab Target 2010 Index Fund
Portfolio Holdings (Unaudited) continued

The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.

Schwab Capital Trust
Schwab Target 2015 Index Fund

Portfolio Holdings as of June 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
96.4%	Other Investment Companies	8,617,906	8,829,741
5.0%	Short-Term Investments	463,755	463,755
101.4%	Total Investments	9,081,661	9,293,496
(1.4%)	Other Assets and Liabilities, Net		(132,637)
100.0%	Net Assets		9,160,859

Security	Number of Shares	Value ($)
Other Investment Companies 96.4% of net assets

U.S. Stocks 28.1%
Large-Cap 26.3%
Schwab U.S. Large-Cap ETF (a)	41,746	2,411,667
Small-Cap 1.8%
Schwab U.S. Small-Cap ETF (a)	2,507	160,222
		2,571,889

International Stock 10.1%
Developed-Market Large-Cap 10.1%
Schwab International Equity ETF (a)	29,193	927,753

Real Assets 1.2%
Real Estate 1.2%
Schwab U.S. REIT ETF (a)	2,574	106,075

Fixed Income 54.0%
Inflation-Protected Bond 6.1%
Schwab U.S. TIPS ETF (a)	10,073	554,619
Intermediate-Term Bond 39.9%
Schwab U.S. Aggregate Bond ETF (a)	69,937	3,654,208
Treasury Bond 8.0%
Schwab Short-Term U.S. Treasury ETF (a)	14,582	735,225
		4,944,052

Money Market Fund 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares 1.02% (a)(b)	279,916	279,972
Total Other Investment Companies
(Cost $8,617,906)		8,829,741
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 5.0% of net assets

Time Deposits 5.0%
Australia & New Zealand Banking Group Ltd.
0.58%, 07/03/17 (c)	78,086	78,086
Citibank
0.58%, 07/03/17 (c)	78,086	78,086
JPMorgan Chase Bank
0.58%, 07/03/17 (c)	73,325	73,325
National Australia Bank
0.58%, 07/03/17 (c)	78,086	78,086
Sumitomo Mitsui Banking Corp.
0.58%, 07/03/17 (c)	78,086	78,086
Wells Fargo
0.58%, 07/03/17 (c)	78,086	78,086
Total Short-Term Investments
(Cost $463,755)		463,755

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $9,111,806 and the unrealized appreciation and depreciation were $184,559 and ($2,869) respectively, with a net unrealized appreciation of $181,690.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Schwab Target 2015 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$8,829,741	$—	$—	$8,829,741
Short-Term Investments[1]	—	463,755	—	463,755
Total	$8,829,741	$463,755	$—	$9,293,496
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.

Schwab Capital Trust
Schwab Target 2020 Index Fund

Portfolio Holdings as of June 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.3%	Other Investment Companies	20,744,196	21,254,398
3.0%	Short-Term Investments	657,826	657,826
100.3%	Total Investments	21,402,022	21,912,224
(0.3%)	Other Assets and Liabilities, Net		(73,838)
100.0%	Net Assets		21,838,386

Security	Number of Shares	Value ($)
Other Investment Companies 97.3% of net assets

U.S. Stocks 33.9%
Large-Cap 31.6%
Schwab U.S. Large-Cap ETF (a)	119,372	6,896,121
Small-Cap 2.3%
Schwab U.S. Small-Cap ETF (a)	7,997	511,088
		7,407,209

International Stocks 13.8%
Developed-Market Large-Cap 13.0%
Schwab International Equity ETF (a)	89,278	2,837,255
Emerging-Market 0.8%
Schwab Emerging Markets Equity ETF (a)	6,509	161,748
		2,999,003

Real Assets 1.4%
Real Estate 1.4%
Schwab U.S. REIT ETF (a)	7,522	309,982

Fixed Income 45.5%
Inflation-Protected Bond 3.4%
Schwab U.S. TIPS ETF (a)	13,713	755,038
Intermediate-Term Bond 36.7%
Schwab U.S. Aggregate Bond ETF (a)	153,358	8,012,955
Treasury Bond 5.4%
Schwab Short-Term U.S. Treasury ETF (a)	23,283	1,173,929
		9,941,922

Security	Number of Shares	Value ($)
Money Market Fund 2.7%
Schwab Variable Share Price Money Fund, Ultra Shares 1.02% (a)(b)	596,163	596,282
Total Other Investment Companies
(Cost $20,744,196)		21,254,398
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.0% of net assets

Time Deposits 3.0%
Australia & New Zealand Banking Group Ltd.
0.58%, 07/03/17 (c)	216,103	216,103
Brown Brothers Harriman
0.58%, 07/03/17 (c)	9,517	9,517
National Australia Bank
0.58%, 07/03/17 (c)	216,103	216,103
Sumitomo Mitsui Banking Corp.
0.58%, 07/03/17 (c)	216,103	216,103
Total Short-Term Investments
(Cost $657,826)		657,826

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $21,415,857 and the unrealized appreciation and depreciation were $501,592 and ($5,225), respectively, with a net unrealized appreciation of $496,367.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Schwab Target 2020 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$21,254,398	$—	$—	$21,254,398
Short-Term Investments[1]	—	657,826	—	657,826
Total	$21,254,398	$657,826	$—	$21,912,224
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.

Schwab Capital Trust
Schwab Target 2025 Index Fund

Portfolio Holdings as of June 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.7%	Other Investment Companies	27,537,920	28,585,170
2.1%	Short-Term Investments	600,734	600,734
99.8%	Total Investments	28,138,654	29,185,904
0.2%	Other Assets and Liabilities, Net		69,388
100.0%	Net Assets		29,255,292

Security	Number of Shares	Value ($)
Other Investment Companies 97.7% of net assets

U.S. Stocks 41.5%
Large-Cap 38.3%
Schwab U.S. Large-Cap ETF (a)	193,823	11,197,155
Small-Cap 3.2%
Schwab U.S. Small-Cap ETF (a)	14,656	936,665
		12,133,820

International Stocks 17.8%
Developed-Market Large-Cap 16.5%
Schwab International Equity ETF (a)	151,519	4,815,274
Emerging-Market 1.3%
Schwab Emerging Markets Equity ETF (a)	15,496	385,075
		5,200,349

Real Assets 1.7%
Real Estate 1.7%
Schwab U.S. REIT ETF (a)	12,460	513,476

Fixed Income 34.8%
Inflation-Protected Bond 1.1%
Schwab U.S. TIPS ETF (a)	5,754	316,815
Intermediate-Term Bond 30.8%
Schwab U.S. Aggregate Bond ETF (a)	172,492	9,012,707
Treasury Bond 2.9%
Schwab Short-Term U.S. Treasury ETF (a)	16,794	846,754
		10,176,276

Security	Number of Shares	Value ($)
Money Market Fund 1.9%
Schwab Variable Share Price Money Fund, Ultra Shares 1.02% (a)(b)	561,137	561,249
Total Other Investment Companies
(Cost $27,537,920)		28,585,170
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.1% of net assets

Time Deposits 2.1%
Australia & New Zealand Banking Group Ltd.
0.58%, 07/03/17 (c)	289,670	289,670
BNP Paribas
0.58%, 07/03/17 (c)	289,670	289,670
National Australia Bank
0.58%, 07/03/17 (c)	21,394	21,394
Total Short-Term Investments
(Cost $600,734)		600,734

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $28,143,384 and the unrealized appreciation and depreciation were $1,046,083 and ($3,563), respectively, with a net unrealized appreciation of $1,042,520.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Schwab Target 2025 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$28,585,170	$—	$—	$28,585,170
Short-Term Investments[1]	—	600,734	—	600,734
Total	$28,585,170	$600,734	$—	$29,185,904
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.

Schwab Capital Trust
Schwab Target 2030 Index Fund

Portfolio Holdings as of June 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.0%	Other Investment Companies	26,771,182	27,697,651
3.3%	Short-Term Investments	919,400	919,400
101.3%	Total Investments	27,690,582	28,617,051
(1.3%)	Other Assets and Liabilities, Net		(368,632)
100.0%	Net Assets		28,248,419

Security	Number of Shares	Value ($)
Other Investment Companies 98.0% of net assets

U.S. Stocks 46.7%
Large-Cap 42.7%
Schwab U.S. Large-Cap ETF (a)	208,849	12,065,207
Small-Cap 4.0%
Schwab U.S. Small-Cap ETF (a)	17,643	1,127,564
		13,192,771

International Stocks 21.1%
Developed-Market Large-Cap 19.2%
Schwab International Equity ETF (a)	170,312	5,412,515
Emerging-Market 1.9%
Schwab Emerging Markets Equity ETF (a)	22,226	552,316
		5,964,831

Real Assets 2.1%
Real Estate 2.1%
Schwab U.S. REIT ETF (a)	14,813	610,444

Fixed Income 27.0%
Intermediate-Term Bond 25.3%
Schwab U.S. Aggregate Bond ETF (a)	136,694	7,142,261
Treasury Bond 1.7%
Schwab Short-Term U.S. Treasury ETF (a)	9,557	481,864
		7,624,125

Security	Number of Shares	Value ($)
Money Market Fund 1.1%
Schwab Variable Share Price Money Fund, Ultra Shares 1.02% (a)(b)	305,419	305,480
Total Other Investment Companies
(Cost $26,771,182)		27,697,651
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.3% of net assets

Time Deposits 3.3%
Australia & New Zealand Banking Group Ltd.
0.58%, 07/03/17 (c)	280,235	280,235
Citibank
0.58%, 07/03/17 (c)	78,695	78,695
National Australia Bank
0.58%, 07/03/17 (c)	280,235	280,235
Sumitomo Mitsui Banking Corp.
0.58%, 07/03/17 (c)	280,235	280,235
Total Short-Term Investments
(Cost $919,400)		919,400

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $27,708,619 and the unrealized appreciation and depreciation were $909,047 and ($615), respectively, with a net unrealized appreciation of $908,432.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$27,697,651	$—	$—	$27,697,651
Short-Term Investments[1]	—	919,400	—	919,400
Total	$27,697,651	$919,400	$—	$28,617,051
[1]	As categorized in Portfolio Holdings.

Schwab Target 2030 Index Fund
Portfolio Holdings (Unaudited) continued

The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.

Schwab Capital Trust
Schwab Target 2035 Index Fund

Portfolio Holdings as of June 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.1%	Other Investment Companies	20,692,134	21,571,901
2.2%	Short-Term Investments	479,711	479,711
100.3%	Total Investments	21,171,845	22,051,612
(0.3%)	Other Assets and Liabilities, Net		(65,260)
100.0%	Net Assets		21,986,352

Security	Number of Shares	Value ($)
Other Investment Companies 98.1% of net assets

U.S. Stocks 50.9%
Large-Cap 46.0%
Schwab U.S. Large-Cap ETF (a)	175,197	10,121,130
Small-Cap 4.9%
Schwab U.S. Small-Cap ETF (a)	16,691	1,066,722
		11,187,852

International Stocks 23.9%
Developed-Market Large-Cap 21.2%
Schwab International Equity ETF (a)	146,698	4,662,062
Emerging-Market 2.7%
Schwab Emerging Markets Equity ETF (a)	23,977	595,829
		5,257,891

Real Assets 2.6%
Real Estate 2.6%
Schwab U.S. REIT ETF (a)	14,042	578,671

Fixed Income 20.2%
Intermediate-Term Bond 19.1%
Schwab U.S. Aggregate Bond ETF (a)	80,342	4,197,870
Treasury Bond 1.1%
Schwab Short-Term U.S. Treasury ETF (a)	4,691	236,520
		4,434,390

Security	Number of Shares	Value ($)
Money Market Fund 0.5%
Schwab Variable Share Price Money Fund, Ultra Shares 1.02% (a)(b)	113,074	113,097
Total Other Investment Companies
(Cost $20,692,134)		21,571,901
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.2% of net assets

Time Deposits 2.2%
Australia & New Zealand Banking Group Ltd.
0.58%, 07/03/17 (c)	218,661	218,661
BNP Paribas
0.58%, 07/03/17 (c)	218,661	218,661
National Australia Bank
0.58%, 07/03/17 (c)	42,389	42,389
Total Short-Term Investments
(Cost $479,711)		479,711

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $21,183,166 and the unrealized appreciation and depreciation were $868,768 and ($322), respectively, with a net unrealized appreciation of $868,446.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$21,571,901	$—	$—	$21,571,901
Short-Term Investments[1]	—	479,711	—	479,711
Total	$21,571,901	$479,711	$—	$22,051,612
[1]	As categorized in Portfolio Holdings.

Schwab Target 2035 Index Fund
Portfolio Holdings (Unaudited) continued

The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.

Schwab Capital Trust
Schwab Target 2040 Index Fund

Portfolio Holdings as of June 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.2%	Other Investment Companies	25,115,351	26,036,532
3.1%	Short-Term Investments	835,725	835,725
101.3%	Total Investments	25,951,076	26,872,257
(1.3%)	Other Assets and Liabilities, Net		(356,170)
100.0%	Net Assets		26,516,087

Security	Number of Shares	Value ($)
Other Investment Companies 98.2% of net assets

U.S. Stocks 54.6%
Large-Cap 48.8%
Schwab U.S. Large-Cap ETF (a)	223,962	12,938,285
Small-Cap 5.8%
Schwab U.S. Small-Cap ETF (a)	24,020	1,535,118
		14,473,403

International Stocks 26.5%
Developed-Market Large-Cap 23.4%
Schwab International Equity ETF (a)	195,016	6,197,609
Emerging-Market 3.1%
Schwab Emerging Markets Equity ETF (a)	33,758	838,886
		7,036,495

Real Assets 3.0%
Real Estate 3.0%
Schwab U.S. REIT ETF (a)	19,053	785,174

Fixed Income 14.1%
Intermediate-Term Bond 13.4%
Schwab U.S. Aggregate Bond ETF (a)	68,215	3,564,234
Treasury Bond 0.7%
Schwab Short-Term U.S. Treasury ETF (a)	3,515	177,226
		3,741,460
Total Other Investment Companies
(Cost $25,115,351)		26,036,532
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.1% of net assets

Time Deposits 3.1%
Australia & New Zealand Banking Group Ltd.
0.58%, 07/03/17 (b)	261,060	261,060
BNP Paribas
0.58%, 07/03/17 (b)	261,060	261,060
Citibank
0.58%, 07/03/17 (b)	52,545	52,545
National Australia Bank
0.58%, 07/03/17 (b)	261,060	261,060
Total Short-Term Investments
(Cost $835,725)		835,725

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $25,956,984 and the unrealized appreciation and depreciation were $915,427 and ($154), respectively, with a net unrealized appreciation of $915,273.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$26,036,532	$—	$—	$26,036,532
Short-Term Investments[1]	—	835,725	—	835,725
Total	$26,036,532	$835,725	$—	$26,872,257
[1]	As categorized in Portfolio Holdings.

Schwab Target 2040 Index Fund
Portfolio Holdings (Unaudited) continued

The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.

Schwab Capital Trust
Schwab Target 2045 Index Fund

Portfolio Holdings as of June 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.8%	Other Investment Companies	12,856,148	13,497,779
1.6%	Short-Term Investments	221,577	221,577
100.4%	Total Investments	13,077,725	13,719,356
(0.4%)	Other Assets and Liabilities, Net		(50,575)
100.0%	Net Assets		13,668,781

Security	Number of Shares	Value ($)
Other Investment Companies 98.8% of net assets

U.S. Stocks 57.0%
Large-Cap 50.7%
Schwab U.S. Large-Cap ETF (a)	119,932	6,928,472
Small-Cap 6.3%
Schwab U.S. Small-Cap ETF (a)	13,507	863,232
		7,791,704

International Stocks 28.4%
Developed-Market Large-Cap 24.8%
Schwab International Equity ETF (a)	106,511	3,384,919
Emerging-Market 3.6%
Schwab Emerging Markets Equity ETF (a)	19,868	493,720
		3,878,639

Real Assets 3.3%
Real Estate 3.3%
Schwab U.S. REIT ETF (a)	10,977	452,362

Fixed Income 10.1%
Intermediate-Term Bond 9.7%
Schwab U.S. Aggregate Bond ETF (a)	25,221	1,317,797
Security	Number of Shares	Value ($)
Treasury Bond 0.4%
Schwab Short-Term U.S. Treasury ETF (a)	1,136	57,277
		1,375,074
Total Other Investment Companies
(Cost $12,856,148)		13,497,779
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.6% of net assets

Time Deposits 1.6%
Citibank
0.58%, 07/03/17 (b)	85,193	85,193
Sumitomo Mitsui Banking Corp.
0.58%, 07/03/17 (b)	136,384	136,384
Total Short-Term Investments
(Cost $221,577)		221,577

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $13,082,149 and the unrealized appreciation and depreciation were $637,277 and ($70), respectively, with a net unrealized appreciation of $637,207.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$13,497,779	$—	$—	$13,497,779
Short-Term Investments[1]	—	221,577	—	221,577
Total	$13,497,779	$221,577	$—	$13,719,356
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.

Schwab Capital Trust
Schwab Target 2050 Index Fund

Portfolio Holdings as of June 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.1%	Other Investment Companies	10,206,554	10,670,242
1.1%	Short-Term Investments	121,591	121,591
100.2%	Total Investments	10,328,145	10,791,833
(0.2%)	Other Assets and Liabilities, Net		(22,098)
100.0%	Net Assets		10,769,735

Security	Number of Shares	Value ($)
Other Investment Companies 99.1% of net assets

U.S. Stocks 58.6%
Large-Cap 51.9%
Schwab U.S. Large-Cap ETF (a)	96,673	5,584,799
Small-Cap 6.7%
Schwab U.S. Small-Cap ETF (a)	11,252	719,116
		6,303,915

International Stocks 29.5%
Developed-Market Large-Cap 25.5%
Schwab International Equity ETF (a)	86,585	2,751,671
Emerging-Market 4.0%
Schwab Emerging Markets Equity ETF (a)	17,251	428,688
		3,180,359

Real Assets 3.4%
Real Estate 3.4%
Schwab U.S. REIT ETF (a)	8,929	367,964

Fixed Income 7.6%
Intermediate-Term Bond 7.4%
Schwab U.S. Aggregate Bond ETF (a)	15,148	791,483
Security	Number of Shares	Value ($)
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF (a)	526	26,521
		818,004
Total Other Investment Companies
(Cost $10,206,554)		10,670,242
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Brown Brothers Harriman
0.58%, 07/03/17 (b)	14,128	14,128
JPMorgan Chase Bank
0.58%, 07/03/17 (b)	107,463	107,463
Total Short-Term Investments
(Cost $121,591)		121,591

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $10,330,942 and the unrealized appreciation and depreciation were $460,917 and ($26), respectively, with a net unrealized appreciation of $460,891.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$10,670,242	$—	$—	$10,670,242
Short-Term Investments[1]	—	121,591	—	121,591
Total	$10,670,242	$121,591	$—	$10,791,833
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.

Schwab Capital Trust
Schwab Target 2055 Index Fund

Portfolio Holdings as of June 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.4%	Other Investment Companies	5,274,121	5,608,524
0.9%	Short-Term Investment	48,543	48,543
100.3%	Total Investments	5,322,664	5,657,067
(0.3%)	Other Assets and Liabilities, Net		(14,777)
100.0%	Net Assets		5,642,290

Security	Number of Shares	Value ($)
Other Investment Companies 99.4% of net assets

U.S. Stocks 59.6%
Large-Cap 52.6%
Schwab U.S. Large-Cap ETF (a)	51,340	2,965,912
Small-Cap 7.0%
Schwab U.S. Small-Cap ETF (a)	6,216	397,265
		3,363,177

International Stocks 30.8%
Developed-Market Large-Cap 26.5%
Schwab International Equity ETF (a)	47,000	1,493,660
Emerging-Market 4.3%
Schwab Emerging Markets Equity ETF (a)	9,871	245,294
		1,738,954

Real Assets 3.6%
Real Estate 3.6%
Schwab U.S. REIT ETF (a)	4,980	205,226

Fixed Income 5.4%
Intermediate-Term Bond 5.1%
Schwab U.S. Aggregate Bond ETF (a)	5,515	288,159
Security	Number of Shares	Value ($)
Treasury Bond 0.3%
Schwab Short-Term U.S. Treasury ETF (a)	258	13,008
		301,167
Total Other Investment Companies
(Cost $5,274,121)		5,608,524
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Sumitomo Mitsui Banking Corp.
0.58%, 07/03/17 (b)	48,543	48,543
Total Short-Term Investment
(Cost $48,543)		48,543

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $5,326,360 and the unrealized appreciation and depreciation were $330,730 and ($23), respectively, with a net unrealized appreciation of $330,707.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$5,608,524	$—	$—	$5,608,524
Short-Term Investment[1]	—	48,543	—	48,543
Total	$5,608,524	$48,543	$—	$5,657,067
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.

Schwab Capital Trust
Schwab Target 2060 Index Fund

Portfolio Holdings as of June 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.2%	Other Investment Companies	6,348,949	6,776,535
1.1%	Short-Term Investments	76,787	76,787
100.3%	Total Investments	6,425,736	6,853,322
(0.3%)	Other Assets and Liabilities, Net		(23,750)
100.0%	Net Assets		6,829,572

Security	Number of Shares	Value ($)
Other Investment Companies 99.2% of net assets

U.S. Stocks 60.1%
Large-Cap 53.0%
Schwab U.S. Large-Cap ETF (a)	62,626	3,617,904
Small-Cap 7.1%
Schwab U.S. Small-Cap ETF (a)	7,631	487,697
		4,105,601

International Stocks 31.1%
Developed-Market Large-Cap 26.8%
Schwab International Equity ETF (a)	57,476	1,826,587
Emerging-Market 4.3%
Schwab Emerging Markets Equity ETF (a)	11,864	294,821
		2,121,408

Real Assets 3.6%
Real Estate 3.6%
Schwab U.S. REIT ETF (a)	5,951	245,241

Fixed Income 4.4%
Intermediate-Term Bond 4.2%
Schwab U.S. Aggregate Bond ETF (a)	5,566	290,823
Security	Number of Shares	Value ($)
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF (a)	267	13,462
		304,285
Total Other Investment Companies
(Cost $6,348,949)		6,776,535
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Brown Brothers Harriman
0.58%, 07/03/17 (b)	8,756	8,756
Sumitomo Mitsui Banking Corp.
0.58%, 07/03/17 (b)	68,031	68,031
Total Short-Term Investments
(Cost $76,787)		76,787

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $6,430,905 and the unrealized appreciation and depreciation were $422,438 and ($21) respectively, with a net unrealized appreciation of $422,417.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$6,776,535	$—	$—	$6,776,535
Short-Term Investments[1]	—	76,787	—	76,787
Total	$6,776,535	$76,787	$—	$6,853,322
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.

Schwab Target Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab Target Index Funds
Notes to Portfolio Holdings (continued)

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. Below is a summary of the funds' transactions with their affiliated underlying funds during the period ended June 30, 2017:
Schwab Target 2010 Index Fund:
Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/17	Market Value at 06/30/17	Realized Gains (Losses) 04/01/17 to 06/30/17	Distributions Received* 04/01/17 to 06/30/17
Schwab International Equity ETF	11,460	3,383	(977)	13,866	$440,661	$111	$—
Schwab Short-Term U.S. Treasury ETF	6,099	2,130	(384)	7,845	395,545	(133)	891
Schwab U.S. Aggregate Bond ETF	28,675	10,233	(2,343)	36,565	1,910,521	(3,502)	9,784
Schwab U.S. Large-Cap ETF	16,013	5,292	(1,316)	19,989	1,154,765	(464)	5,457
Schwab U.S. REIT ETF	922	316	—	1,238	51,018	—	304
Schwab U.S. Small-Cap ETF	936	223	(41)	1,118	71,451	16	249
Schwab U.S. TIPS ETF	4,102	1,524	(325)	5,301	291,873	(425)	1,049
Schwab Variable Share Price Money Fund, Ultra Shares	106,157	80,328	(59,988)	126,497	126,523	(12)	391
Total					$4,442,357	($4,409)	$18,125
Schwab Target 2015 Index Fund:
Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/17	Market Value at 06/30/17	Realized Gains (Losses) 04/01/17 to 06/30/17	Distributions Received* 04/01/17 to 06/30/17
Schwab International Equity ETF	19,044	16,177	(6,028)	29,193	$927,753	$1,462	$—
Schwab Short-Term U.S. Treasury ETF	9,013	7,785	(2,216)	14,582	735,225	(656)	1,303
Schwab U.S. Aggregate Bond ETF	43,640	37,360	(11,063)	69,937	3,654,208	(16,570)	14,714
Schwab U.S. Large-Cap ETF	26,384	22,685	(7,323)	41,746	2,411,667	(260)	8,570
Schwab U.S. REIT ETF	1,536	1,073	(35)	2,574	106,075	(93)	502
Schwab U.S. Small-Cap ETF	1,626	1,176	(295)	2,507	160,222	(81)	410
Schwab U.S. TIPS ETF	6,193	5,382	(1,502)	10,073	554,619	(1,758)	1,560
Schwab Variable Share Price Money Fund, Ultra Shares	200,351	340,234	(260,669)	279,916	279,972	(1)	393
Total					$8,829,741	($17,957)	$27,452
Schwab Target 2020 Index Fund:
Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/17	Market Value at 06/30/17	Realized Gains (Losses) 04/01/17 to 06/30/17	Distributions Received* 04/01/17 to 06/30/17
Schwab Emerging Markets Equity ETF	4,127	2,382	—	6,509	$161,748	$—	$—
Schwab International Equity ETF	58,705	30,573	—	89,278	2,837,255	—	—
Schwab Short-Term U.S. Treasury ETF	14,493	8,790	—	23,283	1,173,929	—	2,160
Schwab U.S. Aggregate Bond ETF	95,329	58,421	(392)	153,358	8,012,955	(523)	33,222
Schwab U.S. Large-Cap ETF	75,839	44,369	(836)	119,372	6,896,121	216	27,399
Schwab U.S. REIT ETF	4,730	2,792	—	7,522	309,982	—	1,558
Schwab U.S. Small-Cap ETF	5,041	2,956	—	7,997	511,088	—	1,492
Schwab U.S. TIPS ETF	8,507	5,206	—	13,713	755,038	—	2,231
Schwab Variable Share Price Money Fund, Ultra Shares	257,260	338,903	—	596,163	596,282	—	1,167
Total					$21,254,398	($307)	$69,229

Schwab Target Index Funds
Notes to Portfolio Holdings (continued)

Schwab Target 2025 Index Fund:
Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/17	Market Value at 06/30/17	Realized Gains (Losses) 04/01/17 to 06/30/17	Distributions Received* 04/01/17 to 06/30/17
Schwab Emerging Markets Equity ETF	10,610	4,886	—	15,496	$385,075	$—	$—
Schwab International Equity ETF	103,686	48,931	(1,098)	151,519	4,815,274	(12)	—
Schwab Short-Term U.S. Treasury ETF	10,631	6,163	—	16,794	846,754	—	1,717
Schwab U.S. Aggregate Bond ETF	112,471	60,506	(485)	172,492	9,012,707	(631)	41,521
Schwab U.S. Large-Cap ETF	127,975	66,840	(992)	193,823	11,197,155	68	49,738
Schwab U.S. REIT ETF	8,164	4,296	—	12,460	513,476	—	3,031
Schwab U.S. Small-Cap ETF	9,550	5,106	—	14,656	936,665	—	3,030
Schwab U.S. TIPS ETF	3,494	2,260	—	5,754	316,815	—	981
Schwab Variable Share Price Money Fund, Ultra Shares	250,310	310,827	—	561,137	561,249	—	1,070
Total					$28,585,170	($575)	$101,088
Schwab Target 2030 Index Fund:
Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/17	Market Value at 06/30/17	Realized Gains (Losses) 04/01/17 to 06/30/17	Distributions Received* 04/01/17 to 06/30/17
Schwab Emerging Markets Equity ETF	13,339	8,887	—	22,226	$552,316	$—	$—
Schwab International Equity ETF	104,155	67,115	(958)	170,312	5,412,515	(322)	—
Schwab Short-Term U.S. Treasury ETF	5,371	4,186	—	9,557	481,864	—	881
Schwab U.S. Aggregate Bond ETF	79,641	59,781	(2,728)	136,694	7,142,261	(4,227)	29,524
Schwab U.S. Large-Cap ETF	124,173	86,282	(1,606)	208,849	12,065,207	(1,304)	48,820
Schwab U.S. REIT ETF	8,847	5,966	—	14,813	610,444	—	3,215
Schwab U.S. Small-Cap ETF	10,529	7,114	—	17,643	1,127,564	—	3,421
Schwab Variable Share Price Money Fund, Ultra Shares	45,081	260,338	—	305,419	305,480	—	533
Total					$27,697,651	($5,853)	$86,394
Schwab Target 2035 Index Fund:
Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/17	Market Value at 06/30/17	Realized Gains (Losses) 04/01/17 to 06/30/17	Distributions Received* 04/01/17 to 06/30/17
Schwab Emerging Markets Equity ETF	14,049	9,928	—	23,977	$595,829	$—	$—
Schwab International Equity ETF	95,041	53,771	(2,114)	146,698	4,662,062	1,289	—
Schwab Short-Term U.S. Treasury ETF	2,926	1,765	—	4,691	236,520	—	458
Schwab U.S. Aggregate Bond ETF	49,600	31,570	(828)	80,342	4,197,870	(1,363)	17,809
Schwab U.S. Large-Cap ETF	108,718	68,981	(2,502)	175,197	10,121,130	(229)	42,032
Schwab U.S. REIT ETF	8,573	5,469	—	14,042	578,671	—	3,089
Schwab U.S. Small-Cap ETF	10,291	6,400	—	16,691	1,066,722	—	3,284
Schwab Variable Share Price Money Fund, Ultra Shares	—	113,074	—	113,074	113,097	—	158
Total					$21,571,901	($303)	$66,830

Schwab Target Index Funds
Notes to Portfolio Holdings (continued)

Schwab Target 2040 Index Fund:
Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/17	Market Value at 06/30/17	Realized Gains (Losses) 04/01/17 to 06/30/17	Distributions Received* 04/01/17 to 06/30/17
Schwab Emerging Markets Equity ETF	17,625	16,133	—	33,758	$838,886	$—	$—
Schwab International Equity ETF	103,591	93,416	(1,991)	195,016	6,197,609	(332)	—
Schwab Short-Term U.S. Treasury ETF	1,681	1,834	—	3,515	177,226	—	270
Schwab U.S. Aggregate Bond ETF	34,469	33,746	—	68,215	3,564,234	—	13,163
Schwab U.S. Large-Cap ETF	114,817	110,996	(1,851)	223,962	12,938,285	(1,195)	52,563
Schwab U.S. REIT ETF	9,873	9,180	—	19,053	785,174	—	4,097
Schwab U.S. Small-Cap ETF	12,263	11,757	—	24,020	1,535,118	—	4,601
Total					$26,036,532	($1,527)	$74,694
Schwab Target 2045 Index Fund:
Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/17	Market Value at 06/30/17	Realized Gains (Losses) 04/01/17 to 06/30/17	Distributions Received* 04/01/17 to 06/30/17
Schwab Emerging Markets Equity ETF	13,332	6,536	—	19,868	$493,720	$—	$—
Schwab International Equity ETF	72,118	34,393	—	106,511	3,384,919	—	—
Schwab Short-Term U.S. Treasury ETF	689	447	—	1,136	57,277	—	110
Schwab U.S. Aggregate Bond ETF	16,219	9,002	—	25,221	1,317,797	—	5,995
Schwab U.S. Large-Cap ETF	78,137	41,795	—	119,932	6,928,472	—	30,676
Schwab U.S. REIT ETF	7,077	3,900	—	10,977	452,362	—	2,585
Schwab U.S. Small-Cap ETF	8,769	4,738	—	13,507	863,232	—	2,840
Total					$13,497,779	$—	$42,206
Schwab Target 2050 Index Fund:
Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/17	Market Value at 06/30/17	Realized Gains (Losses) 04/01/17 to 06/30/17	Distributions Received* 04/01/17 to 06/30/17
Schwab Emerging Markets Equity ETF	10,890	6,572	(211)	17,251	$428,688	($15)	$—
Schwab International Equity ETF	55,967	31,358	(740)	86,585	2,751,671	(177)	—
Schwab Short-Term U.S. Treasury ETF	377	149	—	526	26,521	—	56
Schwab U.S. Aggregate Bond ETF	9,280	6,005	(137)	15,148	791,483	(221)	3,390
Schwab U.S. Large-Cap ETF	59,829	37,316	(472)	96,673	5,584,799	(576)	24,840
Schwab U.S. REIT ETF	5,499	3,430	—	8,929	367,964	—	2,126
Schwab U.S. Small-Cap ETF	6,939	4,313	—	11,252	719,116	—	2,416
Total					$10,670,242	($989)	$32,828

Schwab Target Index Funds
Notes to Portfolio Holdings (continued)

Schwab Target 2055 Index Fund:
Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/17	Market Value at 06/30/17	Realized Gains (Losses) 04/01/17 to 06/30/17	Distributions Received* 04/01/17 to 06/30/17
Schwab Emerging Markets Equity ETF	6,826	3,045	—	9,871	$245,294	$—	$—
Schwab International Equity ETF	33,433	13,895	(328)	47,000	1,493,660	(79)	—
Schwab Short-Term U.S. Treasury ETF	131	127	—	258	13,008	—	23
Schwab U.S. Aggregate Bond ETF	3,741	1,875	(101)	5,515	288,159	(163)	1,308
Schwab U.S. Large-Cap ETF	35,193	16,147	—	51,340	2,965,912	—	13,161
Schwab U.S. REIT ETF	3,330	1,650	—	4,980	205,226	—	1,151
Schwab U.S. Small-Cap ETF	4,251	1,965	—	6,216	397,265	—	1,317
Total					$5,608,524	($242)	$16,960
Schwab Target 2060 Index Fund:
Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/17	Market Value at 06/30/17	Realized Gains (Losses) 04/01/17 to 06/30/17	Distributions Received* 04/01/17 to 06/30/17
Schwab Emerging Markets Equity ETF	9,127	3,461	(724)	11,864	$294,821	$277	$—
Schwab International Equity ETF	45,058	17,403	(4,985)	57,476	1,826,587	800	—
Schwab Short-Term U.S. Treasury ETF	139	128	—	267	13,462	—	18
Schwab U.S. Aggregate Bond ETF	4,231	1,723	(388)	5,566	290,823	(741)	1,404
Schwab U.S. Large-Cap ETF	47,185	20,348	(4,907)	62,626	3,617,904	(2,181)	15,688
Schwab U.S. REIT ETF	4,534	1,825	(408)	5,951	245,241	(1,104)	1,406
Schwab U.S. Small-Cap ETF	5,758	2,491	(618)	7,631	487,697	(889)	1,588
Total					$6,776,535	($3,838)	$20,104
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
REG98260JUN17

Item 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	August 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	August 14, 2017

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	August 14, 2017